Interim Financial Statements	9 Months Ended
Sep. 30, 2014
Interim Financial Statements
Interim Financial Statements
11.	Interim Financial Statements

The statement of financial condition, including the condensed schedule of investments, at September 30, 2014, the statements of operations for the three and nine months ended September 30, 2014 and 2013, the statements of cash flows and changes in partners’ capital (net asset value) for the nine months ended September 30, 2014 and 2013, and the accompanying notes to the financial statements are unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP may be omitted pursuant to such rules and regulations. In the opinion of management, such financial statements and accompanying disclosures reflect all adjustments, which were of a normal and recurring nature, necessary to present fairly the financial position at September 30, 2014, results of operations for the three and nine months ended September 30, 2014 and 2013, cash flows and changes in partners’ capital (net asset value) for the nine months ended September 30, 2014 and 2013. The results of operations for the three and nine months ended September 30, 2014 and 2013 are not necessarily indicative of the results to be expected for the full year or any other period. These financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Fund’s Form 10-K as filed with the SEC.